Related parties	12 Months Ended
Dec. 31, 2018
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Related parties

Note 19. Related parties

Key management personnel remuneration

Key management personnel include members of the Board of Directors and the CODM as of December 31, 2018, as described in Note 3.5.

Short-term employee benefits paid to key management personnel totaled to $2.4 million in the fiscal year 2016, $3.6 million in the fiscal year 2017 and to $5.7 million in the fiscal year 2018.

On September 4, 2014, the Board of Directors adopted a change of control plan which applies to the members of the CODM. This plan defines the conditions under which a severance package will be paid after a change of control of our company. Key management personnel employment agreements include a termination indemnity or additional post-employment compensation.

Key management personnel received an aggregate of 90.000 securities in share-based remuneration (free shares and stock options) over the year ended December 31, 2018. The associated non-cash stock-based compensation expense of $0.1 million recognized for 2018.

Other transactions with related parties

Mr. Godard, a member of the Board of Directors, entered into two service agreements with us and provided consultancy services in the area of (i) global development strategy and (ii) specific development of agricultural biotechnology activities. Compensation paid for those services in the years ended December 31, 2016, 2017 and 2018 amounted to $37 thousand, $38 thousand and $70 thousand respectively. No balances were outstanding at the end of each fiscal year. As of December 31, 2018, Mr. Godard held 220,175 non-employee warrants that could be exercised to obtain 50,000 shares at a strike price of €38.45, 50,000 shares at a strike price of €28.01 for 50,000 warrants, 40,175 shares at a strike price of €27.37 for 40,175 warrants, 40,000 shares at a strike price of €18.68 for 40,000 warrants and 40,000 shares at a strike price of €24.34 for 40,000 warrants.

In connection with the vesting on June 14, 2018 of Restricted Stock Units (RSU) granted to certain employees and non-employees of Calyxt Inc. and Cellectis SA, Cellectis SA purchased 2,352 common shares of Calyxt and 1,470 Calyxt shares at a price of $19.49 per share (the closing price reported on the Nasdaq Global Market on June 14, 2018) directly from Mr. André Choulika and Mr. Jean Marie Messier respectively in connection with share purchase transactions dated June 13 2018.